Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group		¥ 1,117,298	¥ 305,955	¥ 718,645
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley		(4,159)	(2,861)	(3,745)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 1,113,139	¥ 303,094	¥ 714,900
Shares (Denominator):
Weighted average common shares outstanding		12,859,737	12,912,790	13,058,698
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan	[1]		166	484
Weighted average common shares for diluted computation		12,859,737	12,912,956	13,059,182
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 86.88	¥ 23.69	¥ 55.03
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[1]	¥ 86.56	¥ 23.47	¥ 54.74

[1]	For the fiscal years ended March 31, 2019, 2020 and 2021, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.